Organization - Additional Information (Detail) (Sales [Member])	12 Months Ended
Dec. 31, 2013
Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	95.00%
Life
Organization and Nature of Operations [Line Items]
Percentage of net premium written	4.00%
Accident and health
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%
fixed-indexed annuities | Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	66.00%
Variable annuity | Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	33.00%
Fixed interest annuities | Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%